Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in plan assets
Market value of plan assets at beginning of year	$ 926,273
Market value of plan assets at end of year	837,955	$ 926,273
Qualified Retirement Plan
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	1,203,484	1,048,353
Service cost	28,555	23,392	$ 22,833
Interest cost	44,174	46,083	46,027
Actuarial loss (gain)	(102,919)	133,017
Benefits paid	(57,280)	(47,361)
Benefit obligation at end of year (PBO/PBO/APBO)	1,116,014	1,203,484	1,048,353
Change in plan assets
Market value of plan assets at beginning of year	871,665	738,962
Actual return on plan assets	(67,771)	144,064
Employer contributions	44,000	36,000
Benefits paid	(57,280)	(47,361)
Market value of plan assets at end of year	790,614	871,665	738,962
Funded status at year end	$ (325,400)	$ (331,819)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	3.75%
Weighted-average rate of compensation increase	3.25%	3.25%
SERP
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 45,727	$ 43,311
Service cost	245	309	331
Interest cost	1,658	1,883	1,859
Actuarial loss (gain)	(3,940)	3,334
Benefits paid	(3,087)	(3,110)
Benefit obligation at end of year (PBO/PBO/APBO)	40,603	45,727	43,311
Change in plan assets
Market value of plan assets at beginning of year	0	0
Actual return on plan assets	0	0
Employer contributions	3,087	3,110
Benefits paid	(3,087)	(3,110)
Market value of plan assets at end of year	0	0	0
Funded status at year end	$ (40,603)	$ (45,727)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	3.75%
Weighted-average rate of compensation increase	3.25%	3.25%
PBOP
Change in benefit obligations
Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	$ 75,322	$ 73,865
Service cost	1,473	1,468	1,499
Interest cost	2,748	3,232	3,180
Actuarial loss (gain)	(6,020)	(71)
Benefits paid	(3,567)	(3,172)
Benefit obligation at end of year (PBO/PBO/APBO)	69,956	75,322	73,865
Change in plan assets
Market value of plan assets at beginning of year	54,608	48,113
Actual return on plan assets	(3,061)	7,742
Employer contributions	0	0
Benefits paid	(4,206)	(1,247)
Market value of plan assets at end of year	47,341	54,608	$ 48,113
Funded status at year end	$ (22,615)	$ (20,714)
Weighted-average assumptions (benefit obligation)
Discount rate	4.50%	3.75%